Share capital - Changes in share capital (Details)					1 Months Ended								9 Months Ended	12 Months Ended
	Jul. 30, 2021 EUR (€) shares	Feb. 12, 2021 EUR (€) $ / shares shares	Feb. 12, 2021 USD ($) shares	May 07, 2020 EUR (€) item € / shares shares	Aug. 31, 2021 EUR (€)	Jun. 30, 2021 item	Feb. 28, 2021 EUR (€)	Oct. 31, 2020 EUR (€) € / shares shares	Jul. 31, 2020 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€) € / shares shares	Apr. 30, 2020 EUR (€)	Feb. 29, 2020 EUR (€) € / shares shares	Oct. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) item shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) item shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 € / shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 € / shares
Bonds converted to new shares						1,280					224,000,000			376
Conversion of convertible notes (in shares) | shares														224
Nominal value per share | € / shares																							€ 0.20			€ 0.20
Increase in share capital due to conversion														€ 10,940,000	€ 14,712,000					€ 2,871,000
Share premium														€ 27,781,000	22,538,000	€ 22,538,000		€ 22,538,000	€ 22,538,000
Exchange rate																					6.3101	1.1326		6.3735	1.2271		4.5157	1.1234
Shares issued in offering | shares														1,867,304		4,870,155
Capital increase from offering					€ 4,950,000									€ 20,205,000	23,486,000
Costs incurred in relation to equity transactions															2,709,000
Increase in share capital due to exercise of warrants														742,000	1,315,000
Dividends distributed														0	0
Cash reserve related to the liquidity agreement														€ 72,000	80,000	€ 80,000		80,000	80,000	€ 45,000
Private placement
Share premium								€ 5,745,000	€ 4,227,000	€ 2,788,000		€ 868,000			13,627,000	€ 13,627,000		€ 13,627,000	€ 13,627,000
Proceeds from offering								€ 10,000,000	€ 6,100,000	€ 4,000,000.0		€ 3,300,000			23,486,000
Shares issued in offering | shares								21,276,596	9,563,732	6,060,606		12,394,071
Offering price per share | € / shares								€ 0.47	€ 0.642	€ 0.66		€ 0.27
Capital increase from offering								€ 4,255,000	€ 1,913,000	€ 1,212,000		€ 2,479,000			9,859,000
Private placement to NEGMA
Increase in share capital due to conversion	€ 990,000
Share premium	€ 2,629,000									€ 984,000
Shares issued in offering | shares	4,950,000									2,050,000
Offering price per share | € / shares										€ 0.68
Capital increase from offering										€ 410,000
ADS Offering
Share premium		€ 14,184,000
Proceeds from offering		16,584,000	$ 20,100,000
Net proceeds		€ 13,490,000	$ 16,350,000
Exchange rate | $ / shares		1.212
Shares issued in offering | shares		12,000,000	12,000,000
Capital increase from offering		€ 2,400,000
Convertible notes to NEGMA
Bonds converted to new shares				41										376				68	68	242
Conversion of convertible notes (in shares) | shares				2,050,000										16,379,256		3,400,000				10,499,841
Nominal value per share | € / shares				€ 0.20																			€ 0.20			0.20			€ 0.20
Increase in share capital due to conversion				€ 410,000										€ 3,276,000	680,000					€ 2,100,000
Share premium				€ 984,000										€ 7,664,000	6,000	€ 6,000		€ 6,000	€ 6,000	€ 320,000
Shares issued in offering | shares														4,950,000		585,936
Capital increase from offering															1,210,000
Costs incurred in relation to equity transactions													€ 23,500,000
Convertible notes to Atlas
Bonds converted to new shares | item																		330
Conversion of convertible notes (in shares) | shares																17,178,683
Nominal value per share | € / shares																										€ 0.20
Increase in share capital due to conversion															3,436,000
Share premium															9,208,000	€ 9,208,000		€ 9,208,000	9,208,000
Share capital
Conversion of convertible notes (in shares) | shares														16,379,256		22,628,683				10,499,841
Increase in share capital due to conversion														€ 3,276,000	4,526,000					€ 2,100,000
Shares issued in offering | shares														16,950,000		49,295,005
Capital increase from offering														€ 3,390,000	9,858,000
Costs incurred in relation to equity transactions							€ 2,099,000
Increase in share capital due to exercise of warrants														373,000	974,000		$ 974,000
Issued premium
Increase in share capital due to conversion														7,664,000	10,186,000					€ 771,000
Share premium														369,000	341,000	€ 341,000		€ 341,000	€ 341,000
Capital increase from offering														16,814,000	13,628,000
Costs incurred in relation to equity transactions															2,709,000
Increase in share capital due to exercise of warrants														€ 369,000	341,000
Issued premium | Private placement
Costs incurred in relation to equity transactions															2,709,000
Issued premium | Initial Public Offering
Costs incurred in relation to equity transactions							€ 787,000
Treasury shares
Treasury shares purchased at cost | shares														100,793		48,228				83,479
Reduction of equity due to purchase of treasury shares														€ 50,000	€ 43,000					€ 17,000
As filed
Increase in share capital due to conversion														10,940,000
Share premium														27,781,000
Capital increase from offering														20,205,000
Increase in share capital due to exercise of warrants														€ 742,000